CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash	$ 6,627,085	$ 5,163,059
Restricted cash equivalents	6,703,299	5,835,117
Restricted cash equivalents - short-term	105,000	0
Restricted cash and cash equivalents	6,598,299	$ 5,774,492
Guarantees for corporate credit cards, amount	$ 105,000
Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturitie period for certificates of deposit	3 months
Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturitie period for certificates of deposit	12 months